Loans and Allowance for Loan Losses - Schedule of Details on Loans of Company (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	$ 1,758,541	$ 1,696,425
Net deferred loan fees	(7,379)	(6,606)
Total loans	1,751,162	1,689,819
Less: Allowance for loan losses	(23,909)	(22,731)	$ (22,900)
Loans, net	1,727,253	1,667,088
Agricultural [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,665	1,562
Residential 1-4 Family [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	406,667	393,268
Commercial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	661,223	689,695
Farmland [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	34,212	46,314
Construction [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	392,039	297,315
Second mortgages [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,952	9,193
Less: Allowance for loan losses	(94)	(112)	$ (106)
Equity line of credit [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	60,650	56,038
Mortgage loans on real estate [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,655,735	1,601,233
Multifamily [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	91,992	109,410
Commercial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	47,939	40,301
Consumer [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	43,009	44,274
Consumer [Member] | Personal [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	39,624	41,117
Consumer [Member] | Credit cards [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	3,385	3,157
Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	$ 10,193	$ 9,055